Lease (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Lease [Line Items]
Total operating lease expense	$ 302,870	$ 38,701	$ 304,824	$ 299,721